Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 103.0%

Corporate — 0.3%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$1,920	$2,199,993

County/City/Special District/School District — 38.4%
California Municipal Finance Authority, RB, 5.00%, 06/01/43	2,000	2,470,100
California Statewide Communities Development Authority, SAB
Series B, 4.00%, 09/02/40	605	661,924
Series B, 4.00%, 09/02/50	735	795,292
Series C, 4.00%, 09/02/40	2,160	2,371,896
Series C, 4.00%, 09/02/50	1,550	1,675,348
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/39	535	631,311
5.00%, 09/02/40	400	485,108
5.00%, 09/02/44	615	706,358
5.00%, 09/02/49	900	1,022,301
4.00%, 09/02/50	320	357,133
5.00%, 09/02/50	320	383,203
Series C, 5.00%, 09/02/44	130	149,312
Series C, 5.00%, 09/02/49	640	726,970
California Statewide Communities Development Authority, ST
4.00%, 09/01/41	295	326,432
4.00%, 09/01/51	565	619,816
Centinela Valley Union High School District, GO, Series A, 5.75%, 08/01/21(a)	9,120	9,244,032
Chabot-Las Positas Community College District, GO, Series A, 4.00%, 08/01/47	1,500	1,686,750
Chaffey Joint Union High School District, GO, CAB(b)
Series C, 0.00%, 08/01/32	250	186,688
Series C, 0.00%, 08/01/33	500	356,205
Series C, 0.00%, 08/01/34	510	346,907
Series C, 0.00%, 08/01/35	545	354,032
Series C, 0.00%, 08/01/36	500	309,970
Series C, 0.00%, 08/01/37	650	384,475
Series C, 0.00%, 08/01/38	625	352,963
Series C, 0.00%, 08/01/39	750	404,100
Series C, 0.00%, 08/01/40	1,855	953,989
Series C, 0.00%, 08/01/41	305	149,706
Series C, 0.00%, 02/01/42	350	167,661
ChiNo.Valley Unified School District, GO, Series B, 5.00%, 08/01/55	1,285	1,635,047
City of Dixon California, ST, 4.00%, 09/01/45	535	584,819
City of Roseville California, ST, 4.00%, 09/01/50	365	397,047
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/43	1,230	1,441,708
Coronado Community Development Agency Successor Agency, Refunding TA, Series A, 5.00%, 09/01/33	1,945	2,252,680
County of Santa Clara California, GO, Series B, 4.00%, 08/01/43	10,225	10,657,722
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(a)	10,000	11,427,400
Elk Grove Unified School District, GO, 4.00%, 08/01/46	10,000	11,187,200

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fremont Union High School District, Refunding GO, 4.00%, 08/01/40	$2,500	$2,772,450
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(a)	5,500	6,126,725
Gavilan Joint Community College District, GO(a)
Series D, 5.50%, 08/01/21	2,170	2,198,188
Series D, 5.75%, 08/01/21	8,400	8,514,240
Glendale Community College District, GO, Series A, 4.00%, 08/01/46	8,000	9,038,320
Grossmont Healthcare District, GO, Series B, 6.13%, 07/15/21(a)	2,000	2,023,700
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	2,000	2,266,040
Kern Community College District, GO(a)
Series C, 5.25%, 11/01/23	5,715	6,431,261
Series C, 5.75%, 11/01/23	12,085	13,749,709
Los Alamitos Unified School District, Refunding GO, 5.25%, 08/01/23	3,700	4,121,615
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/51	18,270	22,275,515
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	2,000	2,521,240
Los Angeles County Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,673,457
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,237,181
Natomas Unified School District, GO, (BAM), 4.00%, 08/01/42	5,000	5,593,950
Orange County Community Facilities District, ST
4.00%, 08/15/40	345	380,362
4.00%, 08/15/50	320	353,027
Rio Elementary School District, GO, Series A, (AGM), 5.25%, 08/15/25(a)	5,865	7,073,835
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	4,045	4,635,449
San Benito High School District, GO, 4.00%, 08/01/48	5,000	5,662,600
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,152,485
San Diego Unified School District, GO, Series B, 3.25%, 07/01/48	6,000	6,503,280
San Diego Unified School District, GO, CAB(b)
Series K-2, 0.00%, 07/01/38	2,755	1,597,046
Series K-2, 0.00%, 07/01/39	3,340	1,849,525
Series K-2, 0.00%, 07/01/40	4,285	2,268,136
San Jose Financing Authority, RB, 5.75%, 05/01/42	4,500	4,518,360
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(a)	5,800	6,380,000
San Luis Obispo County Community College District, Refunding GO, Series B, 4.00%, 08/01/43	3,555	4,085,548
San Marcos Redevelopment Agency Successor Agency, Refunding TA
Series A, 5.00%, 10/01/32	1,700	2,021,691
Series A, 5.00%, 10/01/33	1,125	1,336,691
Santa Clara Unified School District, GO, 4.00%, 07/01/48	10,000	11,341,400
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/46	10,000	11,077,200
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/38	1,625	1,843,741

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
West Contra Costa Unified School District, GO
Series A, (AGM), 5.25%, 08/01/21(a)	$5,390	$5,456,782
Series A, 5.50%, 08/01/39	2,500	2,776,575
Series B, 5.50%, 08/01/39	3,195	3,548,463

		251,269,392

Education — 10.1%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	5,800	9,023,176
California Enterprise Development Authority RB, Series A, 5.00%, 08/01/57	600	696,456
California Enterprise Development Authority, RB, Series A, 5.00%, 08/01/50	650	760,175
California Municipal Finance Authority, RB
6.00%, 01/01/22(a)	2,750	2,856,150
Series A, 5.50%, 08/01/34(c)	250	268,133
Series A, 5.00%, 10/01/39(c)	285	321,950
Series A, 5.00%, 10/01/49(c)	480	532,680
Series A, 5.00%, 10/01/57(c)	940	1,032,693
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	1,105	1,241,744
Series B, 5.00%, 01/01/42	1,750	2,044,000
California School Finance Authority, RB(c)
5.00%, 06/01/40	355	398,196
5.00%, 06/01/50	555	612,315
5.00%, 06/01/59	885	967,650
Series A, 5.00%, 07/01/49	850	1,027,854
Series A, 5.00%, 06/01/58	4,135	4,472,943
Series A, 5.00%, 07/01/59	1,380	1,509,610
Series B, 4.00%, 07/01/45	560	560,661
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	785	901,392
Series A, 5.00%, 07/01/61	4,720	5,318,968
University of California, RB, Series M, 5.00%, 05/15/47	15,000	18,241,650
University of California, Refunding RB
Series AO, 5.00%, 05/15/40	5,430	6,379,273
Series AZ, 4.00%, 05/15/48	6,000	6,852,720

		66,020,389

Health — 13.9%
California Health Facilities Financing Authority Refunding RB, Series B, 5.00%, 11/15/26(a)	3,385	4,216,965
California Health Facilities Financing Authority, RB 4.00%, 11/15/47	825	925,419
Series A, 5.00%, 11/15/35	1,960	2,449,471
Series A, 5.25%, 11/01/41	8,000	8,192,560
Series A, 4.00%, 11/15/42	450	517,932
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/01/24(a)	4,745	5,510,653
Series A, 5.00%, 07/01/37	10,000	10,931,500
Series A, 5.00%, 10/01/38	6,225	7,099,363
Series B, 5.00%, 11/15/46	4,910	5,932,016
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/37	3,110	3,702,051
Series A, 5.00%, 11/01/39(c)	250	283,890
Series A, 5.00%, 02/01/42	5,250	6,197,310
Series A, 5.00%, 11/01/49(c)	280	313,614

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, RB
4.00%, 08/01/45	$2,500	$2,619,600
4.00%, 07/01/48	2,220	2,454,388
California Statewide Communities Development Authority, Refunding RB
5.00%, 12/01/21(a)	6,235	6,409,518
4.00%, 04/01/42	3,005	3,302,735
4.00%, 04/01/47	2,655	2,885,693
5.00%, 04/01/47	2,995	3,489,175
Series A, 5.00%, 08/15/51	1,635	1,938,064
Series A, 5.00%, 12/01/53	1,000	1,212,430
Series A, 4.00%, 12/01/57	3,250	3,410,940
Series A, 5.00%, 12/01/57	1,750	2,128,613
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,719,640

		90,843,540

Housing — 5.4%
California Community Housing Agency, RB, M/F Housing(c)
Series A, 5.00%, 04/01/49	3,840	4,318,848
Series A, 4.00%, 02/01/56	4,615	4,906,560
California Housing Finance, RB, M/F Housing
Series 2, Class A, 4.00%, 03/20/33	4,046	4,741,376
Series 2021-1, Class A, 3.50%, 11/20/35	2,352	2,734,996
Series A, 4.25%, 01/15/35	937	1,131,181
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 08/01/56	1,905	2,042,998
Series A, 5.00%, 07/01/51	1,325	1,533,104
Series A-2, 4.00%, 09/01/56	2,700	2,888,244
Freddie Mac Multifamily ML Certificates, RB, M/F Housing, Class A, 3.35%, 11/25/33	9,672	10,836,911

		35,134,218

State — 1.6%
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	2,015	2,270,240
California State Public Works Board, Refunding RB, Series C, 5.75%, 10/01/31	1,205	1,232,197
City of Roseville California, ST, 4.00%, 09/01/45	100	109,113
State of California, Refunding GO, 5.00%, 08/01/45	5,690	6,613,942

		10,225,492

Tobacco — 7.8%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	320	369,037
Series A, 4.00%, 06/01/49	465	536,550
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	3,185	775,197
Series B-2, Subordinate, 0.00%, 06/01/55	4,780	929,758
Golden State Tobacco Securitization Corp., Refunding RB
Series A, (AGM), 5.00%, 06/01/40	9,765	11,438,526
Series A-1, 5.00%, 06/01/31	7,560	9,312,332
Series A-1, 3.50%, 06/01/36	9,310	9,500,576
Series A-1, 5.00%, 06/01/47	11,350	11,732,495

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued)
Series A-2, 5.00%, 06/01/47	$1,645	$1,700,436
Tobacco Securitization Authority of Northern California, Refunding RB, Series B-1, 4.00%, 06/01/49	355	405,066
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	1,155	1,397,319
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	13,750	2,608,237

		50,705,529

Transportation — 15.4%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	1,500	1,764,225
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42	5,000	5,744,450
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	13,915	15,341,009
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	3,830	4,457,124
Series D, AMT, 5.00%, 05/15/35	2,000	2,336,000
Series D, AMT, 5.00%, 05/15/36	1,500	1,750,755
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	8,001,674
City of Los Angeles Department of Airports, Refunding ARB, 5.00%, 05/15/43	7,000	8,975,120
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,979,600
Sub-Series B, 5.00%, 07/01/41	1,250	1,487,063
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	3,075	3,668,260
Series A, AMT, 5.00%, 03/01/47	11,770	13,774,784
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	500	564,350
San Diego County Regional Airport Authority, Refunding ARB, Series A, 5.00%, 07/01/42	4,275	5,176,341
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	5,000	6,153,950
Series A, AMT, 5.00%, 05/01/47	5,000	5,933,700
Series B, AMT, 5.00%, 05/01/41	5,000	5,865,400
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/29	6,435	6,726,312

		100,700,117

Utilities — 10.1%
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500
		4,409,930
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A, 5.00%, 11/01/39	5,245	6,149,395
East Bay Municipal Utility District Water System Revenue, RB
Series A, 4.00%, 06/01/45	4,585	5,283,158
Series A, 5.00%, 06/01/49	11,190	14,229,540

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/42	$8,825	$10,824,480
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	9,655	12,055,426
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	3,000	3,152,370
San Juan Water District, Refunding RB, Series A, 5.25%, 02/01/33	7,325	7,602,618
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	2,000	2,360,400

		66,067,317

Total Municipal Bonds in California		673,165,987

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	8,317	9,233,284
Series A-1, Restructured, 5.00%, 07/01/58	11,280	12,672,065
Series A-2, Restructured, 4.33%, 07/01/40	2,677	2,926,014
Series A-2, Restructured, 4.78%, 07/01/58	553	615,627
Series B-1, Restructured, 4.75%, 07/01/53	848	939,033
Series B-2, Restructured, 4.78%, 07/01/58	822	912,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	8,705	2,744,774

Total Municipal Bonds in Puerto Rico		30,042,987

Total Municipal Bonds — 107.6% (Cost: $638,397,602)		703,208,974

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 50.9%

County/City/Special District/School District — 23.2%
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	40,472,000
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(a)	15,140	18,104,412
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	10,000	11,871,596
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	9,990	11,904,983
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	6,585	7,308,821
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/25(a)	17,615	21,123,195
Southwestern Community College District, GO, Series D, 5.00%, 08/01/25(a)	10,820	12,938,556
Visalia Unified School District, COP, Series D, 4.00%, 05/01/48	8,493	8,492,658
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	17,000	19,118,540

		151,334,761

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 3.7%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	$6,001	$7,121,433
University of California, RB, Series AM, 5.25%, 05/15/44	10,210	11,679,765
University of California, Refunding RB, Series AF, 5.00%, 05/15/39	5,000	5,464,050

		24,265,248

Health — 15.8%
California Health Facilities Financing Authority, RB
5.00%, 11/15/49(e)	5,000	5,992,250
5.00%, 11/15/56	6,000	7,286,040
Series A, 5.00%, 08/15/23(a)	14,520	16,119,523
Series B, 5.00%, 08/15/55	4,500	5,346,720
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25(a)	19,425	23,258,713
Series A, 4.00%, 10/01/47	4,997	5,556,513
Sub-Series A-2, 4.00%, 11/01/44	17,720	20,111,491
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	19,070	19,861,214

		103,532,464

Transportation — 5.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/49(e)	10,005	11,269,132
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	6,400,570
Series B, AMT, 5.00%, 05/15/41	3,645	4,284,248
Series D, AMT, 5.00%, 05/15/41	13,331	15,502,897

		37,456,847

Utilities — 2.5%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	13,790	16,092,378

Total Municipal Bonds in California		332,681,698

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.9% (Cost: $307,067,872)		332,681,698

Total Long-Term Investments — 158.5% (Cost: $945,465,474)		1,035,890,672

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(f)(g)	19,238,494	$19,250,037

Total Short-Term Securities — 2.9% (Cost: $19,242,272)		19,250,037

Total Investments — 161.4% (Cost: $964,707,746)		1,055,140,709

Other Assets Less Liabilities — 1.8%		11,157,259

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.3)%		(158,560,670)

VMTP Shares at Liquidation Value — (38.9)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$653,737,298

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to May 15, 2025, is $10,754,131.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$1,871,730	$17,367,755	(a)	$—	$2,710	$7,842	$19,250,037	19,238,494	$1,886	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	173	06/21/21	$22,858	$368,816
U.S. Long Treasury Bond	64	06/21/21	10,068	265,408

				$634,224

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$703,208,974	$—	$703,208,974
Municipal Bonds Transferred to Tender Option Bond Trusts	—	332,681,698	—	332,681,698
Short-Term Securities
Money Market Funds	19,250,037	—	—	19,250,037

	$19,250,037	$1,035,890,672	$—	$1,055,140,709

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$634,224	$—	$—	$634,224

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(158,512,208)	$—	$(158,512,208)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(412,512,208)	$—	$(412,512,208)

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6